S-K 1602(c) Dilution	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.25
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.26
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.70
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.68
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.77
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.74
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.10
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.08
Offering Price of $10.00 [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.30
Offering Price of $10.00 [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.28
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	9.75
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.75
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	9.74
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.74
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.30
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.30
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.32
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.32
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.23
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.23
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.26
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.26
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.90
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.90
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.92
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.92
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.70
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.30
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 116,121,134
Number Of Shares Used Line Items
Number of Shares Used Adjustment	15,913,333
Full Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	115,900,000
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
Full Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | No Redemption [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.25
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 1,121,134
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,413,333
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	115,900,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (115,000,000)
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(11,500,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.30
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.70
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 87,371,134
Number Of Shares Used Line Items
Number of Shares Used Adjustment	13,038,333
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	115,900,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (28,750,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,875,000)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.23
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.77
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 58,621,134
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,163,333
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	115,900,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (57,500,000)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,750,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.90
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.10
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 29,871,134
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,288,333
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	115,900,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (86,250,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(8,625,000)
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.72
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.28
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 101,026,734
Number Of Shares Used Line Items
Number of Shares Used Adjustment	13,883,333
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (94,400)
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	100,900,000
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
No Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | No Redemption [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.74
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.26
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 1,026,734
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,883,333
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (94,400)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	100,900,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (100,000,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(10,000,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.68
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 76,026,734
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,383,333
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (94,400)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	100,900,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (25,000,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,500,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.26
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.74
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 51,026,734
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,883,333
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (94,400)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	100,900,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (50,000,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,000,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.08
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (240,861)
Net Tangible Book Value Adjusted | $	$ 26,026,734
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,383,333
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (94,400)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	100,900,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	461,995
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (75,000,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | E B C Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(7,500,000)